Cover	Oct. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-41364
Entity Registrant Name	TENON MEDICAL, INC.
Entity Central Index Key	0001560293
Entity Tax Identification Number	45-5574718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Cooper Court
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	649-5760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TNON
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	TNONW
Security Exchange Name	NASDAQ